Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Nov. 05, 2015	Mar. 31, 2016 USD ($) Customer $ / shares shares	Mar. 31, 2015 USD ($) Customer $ / shares shares	Mar. 31, 2014 USD ($) Customer $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Share consolidation ratio	0.1667
Number of customers representing more than 10% of accounts receivable | Customer		0	0
Number of customers representing more than 10% of revenue | Customer		0	0	0
Bad debt expenses		$ 91,000	$ 133,000	$ 23,000
Cash equivalents held in money market funds		10,700,000	10,900,000
Capitalized costs		0	0	0
Advertising expenses incurred		5,600,000	3,700,000	$ 3,200,000
Uncertain tax positions impact to net tax provision		$ 0	$ 0
Weighted average fair value of options granted to employees | $ / shares		$ 4.69	$ 4.02	$ 1.56
Non Employees [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of share-based awards issued to non-employees | shares		0	1	0
Fair Value, Inputs, Level 2 [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets measured at fair value on a recurring basis		$ 0	$ 0
Liabilities measured at fair value on a recurring basis		0	0
Fair Value, Inputs, Level 3 [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets measured at fair value on a recurring basis		0	0
Liabilities measured at fair value on a recurring basis		$ 0	$ 0
Customer Relationships [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated life recognized for deferred revenue		5 years